3. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Allowance for doubtful accounts	$ 26,000		$ 26,000		$ 17,000	$ 14,000
Allowance for sales discounts, rebates, distributor fees and returns					1,275,000	672,000
Inventory reserves	128,000		128,000		111,000	61,000
Transfers in or out of Level 3					0	0
Asset impairment charges					0	0
Research and development expenses					1,575,000	1,576,000
Advertising costs					177,000	149,000
Revenues	4,939,000	$ 4,325,000	9,308,000	$ 8,160,000	16,658,000	12,825,000
Foreign currency translation adjustment					203,000	(324,000)
Foreign currency transaction loss					208,000	208,000
Foreign currency transaction gain					107,000	36,000
Accumulated other comprehensive loss	$ (4,127,000)		$ (4,127,000)		(3,975,000)	(4,178,000)
Shipping and Handling [Member]
Revenues					$ 46,000	$ 49,000
Accounts Receivable [Member] | One Customer [Member]
Significant customer concentration					36.00%	26.00%
Accounts Receivable [Member] | One Customer [Member]
Significant customer concentration					18.00%	12.00%
Accounts Receivable [Member] | CustomerCMember
Significant customer concentration						10.00%
Revenues [Member] | One Customer [Member]
Significant customer concentration					22.00%	12.00%
Revenues [Member] | One Customer [Member]
Significant customer concentration					19.00%	10.00%
Revenues [Member] | One Customer [Member]
Significant customer concentration					13.00%	10.00%
Revenues [Member] | One Customer [Member]
Significant customer concentration					12.00%